Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related-party Transactions
Short-term employee benefits	$ 1,781	$ 1,790	$ 1,721
Post-employment benefits	10	10	11
Share-based compensation	227	202	363
Total Key management personnel compensation	$ 2,018	$ 2,002	$ 2,095